Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aging analysis of past due financing receivables

Year ended
December 31, 2019
(In thousands)
Days past due
1-29	$4,859
30-59	4,151
60-89	2,993
90-179	6,099
180 or greater	2,190
Total past due	20,292
Current	226,572
Total financing receivables	$246,864

Schedule of movement of the allowance for financing receivables

Year ended
December 31, 2019
(In thousands)
Balance at beginning of year	$—
Current period provision	(20,755)
Foreign exchange impact	(11)
Balance at end of year	$(20,766)

Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of financing receivables originated and retained by the Group

As of December 31, 2019
(In thousands)
Financing receivables	$246,864
Allowance for financing receivables	(20,766)
Financing receivables, net	$226,098